Shareholders' equity, capital distribution and earnings per share - Employees share saving plan (Details) - Employees share saving plan - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share saving plan at 1 January	8,987,375	8,884,668
Purchase	4,131,744	3,237,233
Allocated to employees	(2,087,186)	(3,134,526)
Share saving plan at 31 December	11,031,933	8,987,375